UNITED STATES
                        SECURITIES AND EXCHANGE COMMISION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  March 31, 2009
                                                --------------

Check here if Amendment [  ];  Amendment Number: ____
This Amendment (Check only one.)           [  ] is a restatement.
                                           [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Abingdon Capital Management LLC
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Address:     1650 Tysons Boulevard, Suite 1575
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             McLean, VA 22102
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Form 13F File Number:  28- 11828
                           -----

The institutional investment manager filing this report and the person by whom whom it is signed hereby represents the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:      Robert Bryan Jacoboski
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Title:     Managing Member
           ------------------------------------------
Phone:     703-269-3400
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Signature, Place, and Date of Signing:

Robert Bryan Jacoboski                 McLean, VA                    May 8, 2009
----------------------                ------------                   -----------
      [Signature]                     [City, State]                    [Date]

Report Type (Check only one.):

[ X ] 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[   ]    13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          One
                                            --------
Form 13F Information Table Entry Total:     17
                                            --------
Form 13F Information Table Value Total:     21,209
                                            --------
                                           (thousands)

List of Other Included Managers:

No.         Form 13F File Number               Name

1.          28-10324                           Abingdon Capital Management Ltd.
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

Column 1                   Column 2             Column 3  Column 4   Column 5      Column 6    Column 7           Column 8
--------                  ---------             --------  --------   --------     ----------   --------
                                                           Value   SHRS OR  SH/   Investment    Other         Voting Authority
Name of Issuer          Title of Class          CUSIP     (x1000)  PRN AMT  PRN   Discretion   Managers    Sole    Shared    None
--------------          --------------         ---------  -------  -------  ---   ---------   ---------   -------  -------   -----
AETNA INC                        COM           00817y108  1,027     42,200 SH     SOLE           1          42,200
ALLIANCE ONE INTL INC.           COM           018772103  6,085  1,584,876 SH     DEFINED        1       1,584,876
CACHE INC                        COM           127150308    358    124,257 SH     DEFINED        1         124,257
INTERFACE INC                    CL A          458665106     90     30,000 SH     DEFINED        1          30,000
LIONS GATE ENTERTAINMENT CORP    COM           535919203    954    188,890 SH     DEFINED        1         188,890
LOUISIANA PACIFIC CORP           COM           546347105  1,490    668,140 SH     DEFINED        1         668,140
NEWELL RUBBERMAID INC            COM           651229106    518     81,200 SH     SOLE           1          81,200
OCCAM NETWORKS, INC.             COM           67457p309    569    216,430 SH     DEFINED        1         216,430
SLM CORPORATION                  COM           78442p106  1,301    262,740 SH     DEFINED        1         262,740
STANDARD PACIFIC CORP            COM           85375c101    568    645,890 SH     DEFINED        1         645,890
STEELCASE INC.                   CL A          858155203  1,132    226,040 SH     DEFINED        1         226,040
TETRA TECHNOLOGIES INC           COM           88162f105  1,624    499,690 SH     DEFINED        1         499,690
TRANSWITCH CORP                  COM           894065101    777  2,592,702 SH     DEFINED        1       2,592,702
UNIVERSAL CORPORATION            COM           913456109  1,694     56,590 SH     DEFINED        1          56,590
WELLPOINT, INC.                  COM           94973v107  1,289     33,950 SH     DEFINED        1          33,950
WET SEAL INC                     CL A          961840105    359    106,800 SH     SOLE           1         106,800
WYNDHAM WORLDWIDE CORP.          COM           98310w108  1,374    327,230 SH     DEFINED        1         327,230

                                 Total Market Value      21,209
